RISKS	12 Months Ended
Dec. 31, 2023
Risks
RISKS

NOTE 15 – RISKS

A.	Credit risk

Account receivables, contract assets and retention receivables arising from contracts with customers

In order to minimize the credit risk, the management of the Company has delegated a team responsible for determination of credit limits and credit approvals. Other monitoring procedures are in place to ensure that follow-up action is taken to recover overdue debts. Internal credit rating has been given to each category of debtors after considering aging, historical observed default rates, repayment history and past due status of respective account receivables. Estimated loss rates are based on probability of default and loss given default with reference to an external credit report and are adjusted for reasonable and supportable forward-looking information that is available without undue costs or effort while credit-impaired trade balances were assessed individually. In this regard, the directors consider that the Company’s credit risk is significantly reduced. The maximum potential loss of account receivables, contract assets and retention receivables for the year ended December 31, 2023 and 2022 are $3,997,467 and $1,650,750 and $1,068,287 and $1,037,458 respectively.

Bank balances

The credit risk on liquid funds is limited because the counterparties are banks with high credit ratings assigned by international credit-rating agencies. The Company is exposed to concentration of credit risk on liquid funds which are deposited with several banks with high credit ratings.

Deposit and other receivables

The Company assessed the impairment for its other receivables individually based on internal credit rating and ageing of these debtors which, in the opinion of the directors, have no significant increase in credit risk since initial recognition. Based on the impairment assessment performed by the Company, the directors consider the loss allowance for other receivables as of 31 December 2023 and 2022 was insignificant and accordingly no allowance for credit losses was provided.

B.	Interest risk

Cash flow interest rate risk

The Company is exposed to cash flow interest rate risk through the changes in interest rates related mainly to the Company’s variable-rates short-term and long-term bank loans and bank balances.

During the year ended December 31, 2023, the Company implemented an in-house interest rate hedging policy to mitigate fair value interest risk and cash flow interest rate risk. As a result of this policy, the effective interest rate decreased by 2%.

Sensitivity analysis

The sensitivity analysis below has been determined assuming that a change in interest rates had occurred at the end of the reporting period and had been applied to the exposure to interest rates for financial instruments in existence at that date. 1% increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

If interest rates had been 1% higher or lower and all other variables were held constant, the Company’s post tax loss for the years ended December 31, 2023 and 2022 would have increased or decreased by approximately $17,473 and $13,069, respectively.

Foreign currency risk

Foreign currency risk is the risk that the holding of foreign currency assets will affect the Company’s financial position as a result of a change in foreign currency exchange rates.

The Company’s monetary assets and liabilities are mainly denominated in HK$, the Company did not have foreign currency denominated monetary liabilities at the end of reporting period. The Company currently does not have a foreign currency hedging policy to eliminate the currency exposures. However, the directors monitor the related foreign currency exposure closely and will consider hedging significant foreign currency exposures should the need arise.

In the opinion of the Company, the currency risk of $ is considered insignificant as HK$ is pegged to $ and therefore no sensitivity analysis is presented.

C.	Economic and political risks

The Company’s operations are mainly conducted in HK SAR. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by changes in the political, economic, and legal environments in HK SAR.

The Company’s operations in HK SAR are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in HK SAR, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation, among other things.

D.	Environmental risks

The Company has procured environmental licenses required by the HK SAR government. Historically there was no penalties charged over the environmental issue during any engagement of construction works. In addition, the Company also obtained a certification of complies with the requirements of ISO 14001: 2015 Environmental Management System Standard to maintain and proved the quality service with less environmental risk.

In the opinion of the management of the Company, there is no environmental risk for the Company.

E.	Inflation risk

The Company monitors changes in price levels. Historically inflation has not materially impacted the Company’s audited consolidated financial statements; however, significant increases in the price of raw materials and labor that cannot be passed to the Company’s customers could adversely impact WLHK’s results of operations.

F.	Concentration risk

The Company heavily depends on large-scale projects from a select group of customers to generate a substantial portion of its revenue. In the years ended December 2023 and 2022, the top 5 contract assets and retention receivables accounted for 99% and 100%, and 96% and 100%, respectively. Since the Company operates on a project basis, it does not have any long-term contracts with any one customer, but it expects to maintain these relationships with its top 5 customers as the large-scale projects continue.

The Company notes that this concentration of business with a few customers carries inherent risks. Any disruptions or changes in these projects or with the customers involved could significantly impact the Company’s financial performance. To mitigate this risk, the Company enhances diversification by performing many smaller to medium-scale projects with varied complexities and durations simultaneously. As of the years ended December 2023 and 2022, 10% and 11%, respectively, of the Company’s projects were small to medium-scale projects valued under HK$1 million (US$128,559), with an average duration of approximately 3 months.

The Company believes that the loss of any one customer would not materially affect the Company’s financial position or results of operations, as there are numerous potential customers. Additionally, the Company continues to enhance the diversity of its service line by introducing new products and services.